Accounts and notes receivable, net - Accounts and notes receivable, net table (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts and notes receivable, net
Accounts and notes receivable	¥ 3,482,011		¥ 2,994,181
Allowance for credit losses	(650,888)		(556,360)	¥ (437,266)
Accounts and notes receivable, net	¥ 2,831,123	$ 444,265	¥ 2,437,821